UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23597

Allspring Exchange-Traded Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 2 of its series: Allspring Income Plus ETF and Allspring SMID Core ETF.

Date of reporting period: September 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

September 30, 2025

Income Plus ETF (AINP)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Income Plus ETF for the period from December 4, 2024 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Income Plus ETF	$30	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended September 30, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The U.S. Federal Reserve (Fed) cut rates a total of 75 basis points (bps; 100 bps equal 1.00%) during the period. At period-end, markets priced in two more rate cuts in 2025.

Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors. Duration exposure was near the Fund’s strategic neutral of 4.0 years before being extended in March 2025 and tactically extended in August 2025. Duration was brought back to the strategic neutral at period-end.

The Fund’s credit exposure was higher in quality and credit exposure was reduced as valuations became more extreme. The portfolio was positioned to benefit from a variety of securitized exposures.

The top contributors to performance were curve exposure, sector allocation, credit-quality allocation, and security selection.

The main detractors were duration and allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Income Plus ETF	Bloomberg U.S. Aggregate Bond Index
12/4/2024	$10,000	$10,000
12/31/2024	$9,899	$9,816
1/31/2025	$9,986	$9,868
2/28/2025	$10,109	$10,085
3/31/2025	$10,084	$10,089
4/30/2025	$10,060	$10,128
5/31/2025	$10,115	$10,056
6/30/2025	$10,272	$10,211
7/31/2025	$10,320	$10,184
8/31/2025	$10,433	$10,305
9/30/2025	$10,525	$10,418

Income Plus ETF

Annual Shareholder Report | September 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (12/4/24)
Income Plus ETF	5.25
Bloomberg U.S. Aggregate Bond Index	4.18

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$205,470,211
# of portfolio holdings	395
Portfolio turnover rate	375%
Total advisory fees paid	$513,638

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.1
AA/Aa	47.3
A/A	10.4
BBB/Baa	16.4
BB/Ba	13.0
B/B	5.9
CCC/Caa and below	2.5
Not rated	2.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 5.50%, 10‑15‑2054	9.0
U.S. Treasury Notes, 3.88%, 7‑31‑2027	8.1
FNMA, 5.00%, 10‑14‑2055	6.4
FNMA, 6.00%, 10‑15‑2054	6.0
GNMA, 6.00%, 10‑15‑2054	5.8
U.S. Treasury Notes, 3.63%, 8‑31‑2027	3.5
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	3.5
FHLMC, 5.50%, 10‑1‑2054	2.6
U.K. Gilts, 3.75%, 3‑7‑2027	2.5
U.S. Treasury Notes, 4.25%, 8‑15‑2035	2.4

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	28.3
Corporate bonds and notes	19.0
U.S. Treasury securities	14.3
Foreign government bonds	10.7
Foreign corporate bonds and notes	9.1
Yankee corporate bonds and notes	8.0
Asset-backed securities	4.7
Non-agency mortgage-backed securities	3.1
Yankee government bonds	1.7
Loans	0.7
Investment companies	0.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since December 4, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the appointment of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison, became a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARAINP 09-25

Annual Shareholder Report

SMID Core ETF (ASCE)

September 30, 2025

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about SMID Core ETF for the period from July 7, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
SMID Core ETF	$9	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

During the less-than-three-month period from the Fund’s inception in early July 2025, the U.S. equity market performed positively. Among domestic stocks, small caps outperformed large caps.

Changes to the portfolio were minimal. The portfolio seeks to invest in companies with an attractive valuation, earnings consistency, profitability, and improving market sentiment.

Stock selection was the main contributor to outperformance, adding value in 6 of 11 sectors. Adding to results were stock selection within the information technology, real estate, and consumer staples sectors. The largest individual contributors were Credo Technology Group Holding Ltd.; Wildan Group, Inc. (This security was no longer held at the end of the reporting period.); and Powell Industries, Inc. A modest underweight to consumer staples contributed modestly. However, variations in sector weights versus the index were relatively small, as is typical for the strategy.

Negative stock selection within health care, energy, and consumer discretionary detracted from relative performance. The three largest detractors were Lantheus Holdings, Inc.; Brinker International, Inc.; and Virtu Financial, Inc.

Total return based on a $10,000 investment

	SMID Core ETF	Russell 2500™ Index	Russell 3000® Index
7/7/2025	$10,000	$10,000	$10,000
7/31/2025	$10,057	$10,022	$10,167
8/31/2025	$10,697	$10,548	$10,402
9/30/2025	$10,681	$10,717	$10,761

SMID Core ETF

Annual Shareholder Report | September 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (7/7/25)
SMID Core ETF	6.81
Russell 2500™ Index	7.17
Russell 3000® Index	7.61

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$23,250,470
# of portfolio holdings	51
Portfolio turnover rate	7%
Total advisory fees paid	$14,298

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Industrials	22.0
Financials	19.2
Health care	15.3
Consumer discretionary	13.2
Information technology	10.6
Real estate	6.1
Energy	4.2
Communication services	3.0
Materials	2.2
Utilities	2.2
Consumer staples	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Powell Industries, Inc.	2.9
Blue Bird Corp.	2.8
Credo Technology Group Holding Ltd.	2.8
EMCOR Group, Inc.	2.7
Fabrinet	2.7
Acadian Asset Management, Inc.	2.6
Exelixis, Inc.	2.5
StoneX Group, Inc.	2.5
Applied Industrial Technologies, Inc.	2.3
Tenet Healthcare Corp.	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARASCE 09-25

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Exchange-Traded Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Exchange-Traded Funds Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in the last fiscal year for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fiscal year ended September 30, 2025
Audit fees	$69,900
Audit-related fees	—
Tax fees (1)	2,250
All other fees	—

$ 72,150

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Exchange-Traded Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Income Plus ETF (AINP)
Long Form Financial Statements
Annual Report
September 30, 2025

Allspring Income Plus ETF | 1

Portfolio of investments—September 30, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 35.62%
FHLMC	5.50%	10-1-2054	$5,252,529	$5,299,517
FHLMC	5.50	11-1-2054	403,668	407,277
FHLMC	5.50	6-1-2055	2,237,616	2,257,533
FNMA%%	5.00	10-14-2055	13,275,000	13,164,249
FNMA%%	5.50	10-15-2054	1,695,000	1,708,963
FNMA%%	6.00	10-15-2054	12,085,000	12,345,887
GNMA%%	5.00	10-15-2054	2,185,000	2,173,243
GNMA	5.00	12-20-2054	1,851,009	1,843,281
GNMA%%	5.50	10-15-2054	18,385,000	18,521,826
GNMA	5.50	12-20-2054	3,479,560	3,510,197
GNMA%%	6.00	10-15-2054	11,745,000	11,944,824
Total agency securities (Cost $73,099,060)				73,176,797
Asset-backed securities: 5.88%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	155,922
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,000,000	1,016,777
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	300,000	293,042
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	500,000	507,840
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2144A	6.00	5-20-2055	850,000	871,103
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	225,000	225,173
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	858,971	867,962
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	347,375	361,314
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	81,905	82,416
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	499,404	498,072
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	1,002,750	968,565
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	338,300	344,755
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	6.28	8-17-2042	1,000,000	992,577
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.05	10-16-2036	270,000	263,699
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	200,000	132,829
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	560,000	565,699
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	500,000	495,879
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	498,750	493,282
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	1,000,000	1,006,478
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	1,091,750	1,087,433
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	100,000	101,945
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	33,333	33,376
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	285,000	288,371
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	420,000	430,087
Total asset-backed securities (Cost $12,080,911)				12,084,596
The accompanying notes are an integral part of these financial statements.
2 | Allspring Income Plus ETF

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 23.91%
Basic materials: 0.54%
Chemicals: 0.18%
Chemours Co.144A	8.00%	1-15-2033	$320,000	$318,293
LYB International Finance III LLC	5.50	3-1-2034	55,000	55,318
				373,611
Iron/steel: 0.36%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	80,000	74,688
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	385,000	388,837
Nucor Corp.	5.10	6-1-2035	270,000	274,509
				738,034
Communications: 3.22%
Advertising: 0.02%
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	40,000	41,823
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	5,000	4,805
				46,628
Internet: 0.60%
Arches Buyer, Inc.144A	6.13	12-1-2028	250,000	245,072
Booking Holdings, Inc.	4.13	5-12-2033	635,000	781,895
Cablevision Lightpath LLC144A	5.63	9-15-2028	203,000	199,686
				1,226,653
Media: 1.75%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	716,000	619,027
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	70,000	47,410
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	205,000	215,126
Comcast Corp.	2.94	11-1-2056	155,000	91,978
CSC Holdings LLC144A	5.50	4-15-2027	186,000	176,538
CSC Holdings LLC144A	11.25	5-15-2028	350,000	324,015
DISH Network Corp.144A	11.75	11-15-2027	229,000	242,341
Gray Media, Inc.144A	9.63	7-15-2032	425,000	434,196
News Corp.144A	3.88	5-15-2029	370,000	357,365
News Corp.144A	5.13	2-15-2032	325,000	323,179
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	560,000	551,981
Time Warner Cable LLC	5.50	9-1-2041	230,000	210,782
				3,593,938
Telecommunications: 0.85%
AT&T, Inc.	3.55	9-15-2055	280,000	192,953
AT&T, Inc.	5.70	11-1-2054	615,000	607,845
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	483,562	498,528
Level 3 Financing, Inc.144A	3.75	7-15-2029	54,000	46,031
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 3

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Level 3 Financing, Inc.144A	4.50%	4-1-2030	$114,000	$104,167
Level 3 Financing, Inc.144A	7.00	3-31-2034	290,000	295,020
				1,744,544
Consumer, cyclical: 3.61%
Airlines: 0.38%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	462,056	454,438
JetBlue Airways Corp./JetBlue Loyalty LP144A	9.88	9-20-2031	200,000	202,854
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	64,572	64,575
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	49,785	51,173
				773,040
Apparel: 0.43%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	625,000	674,164
Crocs, Inc.144A	4.13	8-15-2031	230,000	210,714
				884,878
Auto manufacturers: 0.34%
Daimler Truck Finance North America LLC144A	4.65	10-12-2030	220,000	220,311
Ford Motor Credit Co. LLC	5.73	9-5-2030	470,000	473,869
				694,180
Entertainment: 0.33%
WarnerMedia Holdings, Inc.	4.28	3-15-2032	259,000	237,309
WarnerMedia Holdings, Inc.	5.05	3-15-2042	480,000	383,193
WarnerMedia Holdings, Inc.	5.14	3-15-2052	88,000	65,560
				686,062
Home builders: 0.34%
Century Communities, Inc.144A	6.63	9-15-2033	445,000	448,898
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	220,000	225,555
LGI Homes, Inc.144A	8.75	12-15-2028	33,000	34,644
				709,097
Housewares: 0.03%
Newell Brands, Inc.	6.38	5-15-2030	65,000	64,402
Leisure time: 0.36%
Sabre Global, Inc.144A	10.75	11-15-2029	560,000	541,183
Sabre Global, Inc.144A	11.13	7-15-2030	200,000	193,690
				734,873
Lodging: 0.35%
Las Vegas Sands Corp.	6.00	6-14-2030	395,000	411,330
Las Vegas Sands Corp.	6.20	8-15-2034	285,000	298,243
				709,573
The accompanying notes are an integral part of these financial statements.
4 | Allspring Income Plus ETF

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal	Value
Retail: 0.78%
Macy’s Retail Holdings LLC144A	6.13%	3-15-2032	$303,000	$303,292
Michaels Cos., Inc.144A	7.88	5-1-2029	253,000	211,255
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	510,000	510,758
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	580,000	585,312
				1,610,617
Toys/games/hobbies: 0.27%
Hasbro, Inc.	6.05	5-14-2034	295,000	308,542
Mattel, Inc.144A	5.88	12-15-2027	240,000	240,547
				549,089
Consumer, non-cyclical: 2.46%
Agriculture: 0.32%
BAT Capital Corp.	5.63	8-15-2035	360,000	374,041
BAT Capital Corp.	6.25	8-15-2055	275,000	287,547
				661,588
Biotechnology: 0.11%
Biogen, Inc.	6.45	5-15-2055	205,000	219,812
Commercial services: 0.97%
GEO Group, Inc.	10.25	4-15-2031	125,000	137,540
Global Payments, Inc.	4.88	3-17-2031	735,000	906,601
Global Payments, Inc.	5.95	8-15-2052	70,000	68,688
Hertz Corp.144A	12.63	7-15-2029	380,000	402,856
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	425,000	387,252
Upbound Group, Inc.144A	6.38	2-15-2029	85,000	83,883
				1,986,820
Food: 0.29%
Kroger Co.	5.50	9-15-2054	625,000	609,163
Healthcare-services: 0.63%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	253,000	267,951
Radiology Partners, Inc.144A	8.50	7-15-2032	215,000	222,490
Star Parent, Inc.144A	9.00	10-1-2030	319,000	337,245
UnitedHealth Group, Inc.	4.65	1-15-2031	400,000	405,365
UnitedHealth Group, Inc.	5.95	6-15-2055	60,000	62,556
				1,295,607
Pharmaceuticals: 0.14%
AbbVie, Inc.	5.60	3-15-2055	280,000	286,492
Energy: 2.68%
Energy-alternate sources: 0.10%
TerraForm Power Operating LLC144A	4.75	1-15-2030	205,000	198,135
Oil & gas: 1.03%
APA Corp.	5.25	2-1-2042	112,000	90,400
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 5

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
BP Capital Markets America, Inc.	5.23%	11-17-2034	$500,000	$516,441
California Resources Corp.144A	8.25	6-15-2029	174,000	181,455
Civitas Resources, Inc.144A	9.63	6-15-2033	190,000	200,679
ConocoPhillips Co.	5.50	1-15-2055	395,000	386,961
ConocoPhillips Co.	5.65	1-15-2065	75,000	73,567
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	246,000	236,913
Nabors Industries, Inc.144A	8.88	8-15-2031	180,000	167,636
Nabors Industries, Inc.144A	9.13	1-31-2030	253,000	263,120
				2,117,172
Oil & gas services: 0.46%
Bristow Group, Inc.144A	6.88	3-1-2028	208,000	209,146
Oceaneering International, Inc.	6.00	2-1-2028	172,000	174,127
Schlumberger Holdings Corp.144A	4.85	5-15-2033	230,000	231,037
SESI LLC144A%%	7.88	9-30-2030	330,000	329,835
				944,145
Pipelines: 1.09%
Buckeye Partners LP	5.85	11-15-2043	40,000	37,307
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	290,000	314,708
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	78,000	83,352
MPLX LP	6.20	9-15-2055	180,000	182,096
Prairie Acquiror LP144A	9.00	8-1-2029	465,000	484,114
Rockies Express Pipeline LLC144A	6.88	4-15-2040	120,000	123,504
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	357,000	352,548
Venture Global LNG, Inc.144A	8.38	6-1-2031	168,000	176,395
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	486,000	481,665
				2,235,689
Financial: 7.57%
Banks: 2.72%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	215,000	220,224
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	475,000	484,552
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	215,000	216,204
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	175,000	182,086
Citigroup, Inc. (U.S. SOFR+1.49%)±	5.17	9-11-2036	255,000	257,588
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	325,000	321,052
JPMorgan Chase & Co. (U.S. SOFR+1.55%)±	5.53	11-29-2045	290,000	298,229
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	940,000	974,481
Morgan Stanley (U.S. SOFR+1.29%)±	2.94	1-21-2033	605,000	550,038
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	455,000	459,927
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	80,000	89,604
The accompanying notes are an integral part of these financial statements.
6 | Allspring Income Plus ETF

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal	Value
Banks(continued)
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68%	1-23-2035	$455,000	$479,066
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	345,000	367,628
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	610,000	677,767
				5,578,446
Diversified financial services: 0.86%
Aircastle Ltd.144A	5.95	2-15-2029	185,000	192,937
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	395,000	402,951
Ares Finance Co. II LLC144A	3.25	6-15-2030	285,000	269,190
Citadel LP144A	6.38	1-23-2032	250,000	264,604
Computershare U.S., Inc.	1.13	10-7-2031	415,000	424,065
PRA Group, Inc.144A	5.00	10-1-2029	170,000	157,876
United Wholesale Mortgage LLC144A	5.50	4-15-2029	60,000	59,175
				1,770,798
Insurance: 2.06%
Athene Global Funding144A	5.03	7-17-2030	320,000	325,117
Athene Global Funding144A	5.54	8-22-2035	520,000	526,965
Broadstreet Partners Group LLC144A	5.88	4-15-2029	268,000	267,219
Brown & Brown, Inc.	4.90	6-23-2030	255,000	258,426
Equitable America Global Funding144A	4.95	6-9-2030	440,000	448,793
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	155,000	130,519
Jackson Financial, Inc.	4.00	11-23-2051	335,000	241,686
MetLife, Inc.	6.40	12-15-2036	430,000	452,495
New York Life Insurance Co.144A	5.88	5-15-2033	265,000	280,721
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	290,000	311,969
Omnis Funding Trust144A	6.72	5-15-2055	470,000	506,964
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	45,000	42,459
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	85,000	79,397
RGA Global Funding144A	5.05	12-6-2031	350,000	356,888
				4,229,618
Investment Companies: 0.86%
Ares Capital Corp. BDC	5.10	1-15-2031	410,000	407,043
Ares Capital Corp. BDC	5.50	9-1-2030	240,000	242,924
Ares Capital Corp. BDC	5.88	3-1-2029	125,000	128,607
Blue Owl Capital Corp. BDC	2.63	1-15-2027	1,025,000	997,243
				1,775,817
REITs: 1.07%
Brandywine Operating Partnership LP	8.88	4-12-2029	50,000	54,268
EPR Properties	3.75	8-15-2029	190,000	182,915
Essential Properties LP	2.95	7-15-2031	255,000	229,819
Essential Properties LP	5.40	12-1-2035	405,000	406,520
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	412,000	431,934
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 7

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Piedmont Operating Partnership LP	9.25%	7-20-2028	$135,000	$149,903
Realty Income Corp.	5.13	7-6-2034	415,000	538,946
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	235,000	204,302
				2,198,607
Industrial: 0.76%
Building materials: 0.36%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	355,000	343,464
CP Atlas Buyer, Inc.144A	9.75	7-15-2030	380,000	397,974
				741,438
Engineering & construction: 0.16%
MasTec, Inc.144A	4.50	8-15-2028	335,000	334,101
Packaging & containers: 0.24%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	480,000	493,077
Technology: 1.63%
Computers: 0.12%
Kyndryl Holdings, Inc.	4.10	10-15-2041	295,000	239,340
Semiconductors: 0.51%
Entegris, Inc.144A	4.75	4-15-2029	205,000	203,242
Foundry JV Holdco LLC144A	5.88	1-25-2034	200,000	208,353
Foundry JV Holdco LLC144A	6.20	1-25-2037	375,000	400,009
Intel Corp.	2.80	8-12-2041	255,000	178,365
Intel Corp.	3.25	11-15-2049	85,000	56,481
				1,046,450
Software: 1.00%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	649,000	643,690
Cloud Software Group, Inc.144A	8.25	6-30-2032	438,000	464,610
Cloud Software Group, Inc.144A	9.00	9-30-2029	177,000	183,586
Oracle Corp.	4.45	9-26-2030	305,000	304,850
Oracle Corp.	5.95	9-26-2055	470,000	468,554
				2,065,290
Utilities: 1.44%
Electric: 1.44%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	40,000	41,434
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	125,000	129,366
Duke Energy Corp.	3.10	6-15-2028	245,000	290,212
Duke Energy Corp.	3.85	6-15-2034	300,000	352,527
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	235,000	246,376
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	120,000	122,892
Niagara Mohawk Power Corp.144A	6.00	7-3-2055	360,000	371,499
The accompanying notes are an integral part of these financial statements.
8 | Allspring Income Plus ETF

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal		Value
Electric(continued)
NRG Energy, Inc.144A%%	5.41%	10-15-2035		$200,000	$200,680
Oglethorpe Power Corp.	4.25	4-1-2046		140,000	111,126
PG&E Corp.	5.25	7-1-2030		60,000	59,169
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		595,000	611,273
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		315,000	319,869
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051		100,000	99,637
					2,956,060
Total corporate bonds and notes (Cost $47,517,425)					49,122,884
Foreign corporate bonds and notes: 11.43%
Communications: 2.97%
Telecommunications: 2.97%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	265,000	382,421
Chorus Ltd.	3.63	9-7-2029	EUR	365,000	439,005
Fibercop SpA	1.63	1-18-2029	EUR	390,000	427,861
Koninklijke KPN NV	3.88	7-3-2031	EUR	600,000	731,512
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	500,000	586,978
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	215,000	257,269
TDC Net AS	5.00	8-9-2032	EUR	255,000	309,721
Telecom Italia SpA	1.63	1-18-2029	EUR	250,000	280,612
Telefonica Emisiones SA	4.18	11-21-2033	EUR	600,000	727,992
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	253,306
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	485,000	583,712
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	320,000	362,150
Vodafone Group PLC (UK Gilts 5 Year+3.84%)±	8.00	8-30-2086	GBP	150,000	219,824
Zegona Finance PLC144A	6.75	7-15-2029	EUR	436,500	542,542
					6,104,905
Consumer, cyclical: 1.47%
Entertainment: 0.36%
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	47,700	57,735
Universal Music Group NV	4.00	6-13-2031	EUR	560,000	682,313
					740,048
Leisure time: 0.52%
Pinnacle Bidco PLC144A	10.00	10-11-2028	GBP	200,000	283,781
TUI AG	5.88	3-15-2029	EUR	650,000	792,818
					1,076,599
Lodging: 0.31%
Essendi SA	6.38	10-15-2029	EUR	515,000	638,107
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 9

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal		Value
Retail: 0.12%
Dufry One BV	4.50%	5-23-2032	EUR	101,000	$121,847
Fressnapf Holding SE	5.25	10-31-2031	EUR	100,000	118,985
					240,832
Toys/games/hobbies: 0.16%
Asmodee Group AB	5.75	12-15-2029	EUR	266,667	328,698
Consumer, non-cyclical: 1.40%
Commercial services: 0.78%
Amber Finco PLC	6.63	7-15-2029	EUR	380,000	468,917
Nexi SpA	2.13	4-30-2029	EUR	250,000	283,515
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	450,000	554,319
Worldline SA	4.13	9-12-2028	EUR	300,000	287,016
					1,593,767
Food: 0.32%
Iceland Bondco PLC	4.38	5-15-2028	GBP	500,000	655,167
Healthcare-services: 0.30%
Eurofins Scientific SE (3 Month EURIBOR+4.24%)ʊ±	6.75	4-24-2028	EUR	490,000	614,822
Energy: 0.88%
Oil & gas: 0.58%
Aker BP ASA	1.13	5-12-2029	EUR	450,000	494,055
Var Energi ASA (EURIBOR ICE Swap Rate 11:00am+4.77%)±	7.86	11-15-2083	EUR	100,000	130,184
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	500,000	565,746
					1,189,985
Oil & gas services: 0.30%
OEG Finance PLC	7.25	9-27-2029	EUR	500,000	613,546
Financial: 2.62%
Banks: 1.68%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	600,000	707,600
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	600,000	750,888
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	502,549
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	400,000	501,060
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	260,933
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	200,000	223,896
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	400,000	506,410
					3,453,336
The accompanying notes are an integral part of these financial statements.
10 | Allspring Income Plus ETF

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal		Value
Insurance: 0.51%
NN Group NV (3 Month EURIBOR+4.20%)±	5.25%	3-1-2043	EUR	440,000	$558,240
Sampo Oyj (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	440,000	478,708
					1,036,948
Real estate: 0.43%
Aedas Homes Opco SL144A	4.00	8-15-2026	EUR	265,000	311,075
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	500,000	580,731
					891,806
Government securities: 0.30%
Multi-national: 0.30%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	600,000	610,194
Industrial: 0.29%
Environmental control: 0.29%
Luna 2.5 Sarl144A	5.50	7-1-2032	EUR	500,000	597,224
Technology: 0.40%
Computers: 0.40%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	265,000	316,050
Teleperformance SE	5.75	11-22-2031	EUR	400,000	509,135
					825,185
Utilities: 1.10%
Electric: 0.50%
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	235,000	285,560
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	600,000	743,829
					1,029,389
Gas: 0.34%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	635,000	707,487
Water: 0.26%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	435,000	529,706
Total foreign corporate bonds and notes (Cost $21,108,372)					23,477,751
Foreign government bonds: 13.42%
Australia: 1.02%
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	1,620,000	1,042,250
Queensland Treasury Corp.144A	3.50	8-21-2030	AUD	1,615,000	1,041,406
					2,083,656
Belgium: 1.01%
European Union##	2.63	7-4-2028	EUR	1,755,000	2,080,425
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 11

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal		Value
Brazil: 1.84%
Brazil##	10.00%	1-1-2027	BRL	21,000,000	$3,782,110
Colombia: 1.97%
Colombia TES##	5.75	11-3-2027	COP	17,000,000,000	4,051,813
Czech Republic: 1.00%
Czech Republic##	5.00	9-30-2030	CZK	40,940,000	2,055,727
France: 1.98%
French Republic144A##	2.70	2-25-2031	EUR	3,485,000	4,065,700
South Africa: 0.78%
Republic of South Africa	8.00	1-31-2030	ZAR	27,595,000	1,603,378
United Kingdom: 3.82%
U.K. Gilts##	3.75	3-7-2027	GBP	3,835,000	5,140,237
U.K. Gilts##	4.38	3-7-2030	GBP	2,000,000	2,715,046
					7,855,283
Total foreign government bonds (Cost $26,968,329)					27,578,092

	Shares
Investment companies: 0.48%
Exchange-traded funds: 0.48%
SPDR Portfolio High Yield Bond ETF	41,231	987,070
Total investment companies (Cost $962,332)		987,070

			Principal
Loans: 0.82%
Communications: 0.15%
Media: 0.00%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.57	8-2-2027	$6,569	6,571
Telecommunications: 0.15%
CommScope, Inc. (U.S. SOFR 1 Month+4.75%)±	8.91	12-17-2029	200,000	202,250
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.63	4-15-2030	99,492	98,759
				301,009
Consumer, cyclical: 0.49%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.04	4-1-2031	44,550	44,792
Entertainment: 0.26%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+4.50%)±	8.78	12-2-2031	530,994	529,470
Housewares: 0.08%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.91	10-30-2029	161,867	161,867
The accompanying notes are an integral part of these financial statements.
12 | Allspring Income Plus ETF

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal	Value
Retail: 0.13%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.51%	3-3-2028	$285,000	$277,328
Financial: 0.12%
Insurance: 0.12%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.53	1-31-2028	245,000	238,262
Technology: 0.06%
Software: 0.06%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.91	11-28-2028	133,851	134,056
Total loans (Cost $1,703,896)				1,693,355
Non-agency mortgage-backed securities: 3.88%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	432,136	434,940
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	542,004	476,495
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	500,000	520,907
Bank Series 2019-BN19 Class A3	3.18	8-15-2061	250,000	236,163
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063	721,718	721,288
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.16	10-15-2036	680,000	680,000
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	371,206	358,583
Fontainebleau Miami Beach Mortgage Trust Series 2024- FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	6.75	12-15-2039	360,000	360,450
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	1,000,000	1,010,861
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	405,000	367,419
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	275,000	247,324
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.22	1-15-2036	360,000	354,246
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	215,137	217,422
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	360,000	372,095
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class B144A±±	4.53	1-5-2043	500,000	427,370
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	300,000	226,122
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	960,000	968,105
Total non-agency mortgage-backed securities (Cost $7,957,159)				7,979,790
U.S. Treasury securities: 17.95%
U.S. Treasury Bonds##	4.63	11-15-2044	145,000	143,652
U.S. Treasury Bonds##	4.75	2-15-2045	60,000	60,375
U.S. Treasury Bonds##	4.75	5-15-2055	7,120,000	7,142,250
U.S. Treasury Notes##	3.63	8-31-2027	7,155,000	7,154,721
U.S. Treasury Notes##	3.88	7-31-2027	16,585,000	16,653,024
U.S. Treasury Notes##	3.88	3-15-2028	685,000	689,308
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 13

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes##	4.25%	1-15-2028	$140,000	$141,909
U.S. Treasury Notes##	4.25	8-15-2035	4,860,000	4,899,487
Total U.S. Treasury securities (Cost $36,662,635)				36,884,726
Yankee corporate bonds and notes: 10.05%
Basic materials: 0.33%
Chemicals: 0.17%
Braskem Netherlands Finance BV144A	8.00	10-15-2034	380,000	141,930
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	205,000	215,660
				357,590
Mining: 0.16%
Rio Tinto Finance USA PLC	5.88	3-14-2065	305,000	317,735
Communications: 0.86%
Media: 0.04%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	90,000	84,856
Telecommunications: 0.82%
NTT Finance Corp.144A	4.88	7-16-2030	680,000	690,929
NTT Finance Corp.144A	5.17	7-16-2032	200,000	204,834
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	547,000	579,909
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	190,000	200,339
				1,676,011
Consumer, cyclical: 0.43%
Apparel: 0.07%
Gildan Activewear, Inc.144A%%	5.40	10-7-2035	145,000	145,020
Leisure time: 0.36%
Carnival Corp.144A	6.13	2-15-2033	255,000	261,384
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	95,000	96,870
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	380,000	389,683
				747,937
Consumer, non-cyclical: 0.82%
Beverages: 0.30%
Coca-Cola Icecek AS144A	4.50	1-20-2029	635,000	624,218
Pharmaceuticals: 0.52%
1261229 BC Ltd.144A	10.00	4-15-2032	730,000	748,288
Bausch Health Cos., Inc.144A	11.00	9-30-2028	200,000	208,004
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	95,000	108,620
				1,064,912
Energy: 1.14%
Oil & gas: 0.93%
Aker BP ASA144A	5.80	10-1-2054	325,000	301,311
The accompanying notes are an integral part of these financial statements.
14 | Allspring Income Plus ETF

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Borr IHC Ltd./Borr Finance LLC144A	10.00%	11-15-2028	$178,049	$176,439
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	760,000	754,629
Eni SpA144A	5.95	5-15-2054	485,000	484,840
TotalEnergies Capital SA	5.43	9-10-2064	200,000	192,572
				1,909,791
Pipelines: 0.21%
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	355,000	358,412
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)±	7.63	3-1-2055	80,000	83,583
				441,995
Financial: 5.35%
Banks: 3.76%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	200,000	205,914
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	195,000	194,220
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	695,000	731,800
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	410,000	399,565
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	200,000	215,972
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	550,000	567,134
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	635,000	662,695
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	535,000	536,121
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	225,000	238,251
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	440,000	456,485
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	620,000	620,576
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	485,000	499,090
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	200,000	202,110
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	940,000	851,865
NatWest Group PLC (5 Year Treasury Constant Maturity+5.63%)ʊ±	6.00	12-29-2025	320,000	320,371
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	550,000	579,430
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 15

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88%	2-12-2027	$235,000	$231,384
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	200,000	206,237
				7,719,220
Diversified financial services: 0.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	510,000	533,816
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	195,000	187,269
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	455,000	472,679
Brookfield Asset Management Ltd.	6.08	9-15-2055	120,000	124,517
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	370,000	382,261
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	180,000	189,561
				1,890,103
Insurance: 0.67%
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	240,000	251,192
Intact Financial Corp.144A	5.46	9-22-2032	625,000	643,848
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	465,000	487,564
				1,382,604
Government securities: 0.13%
Multi-national: 0.13%
African Export-Import Bank144A	3.80	5-17-2031	290,000	261,008
Industrial: 0.42%
Engineering & construction: 0.02%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	45,000	49,001
Packaging & containers: 0.30%
Trivium Packaging Finance BV144A	12.25	1-15-2031	560,000	606,111
Trucking & leasing: 0.10%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	200,000	205,029
Utilities: 0.57%
Electric: 0.57%
Comision Federal de Electricidad144A	3.88	7-26-2033	730,000	644,974
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	115,000	115,589
Enel Finance International NV144A	4.38	9-30-2030	415,000	412,178
				1,172,741
Total yankee corporate bonds and notes (Cost $20,114,947)				20,655,882
Yankee government bonds: 2.20%
Argentina: 0.24%
Argentinaøø	4.13	7-9-2035	275,000	142,863
The accompanying notes are an integral part of these financial statements.
16 | Allspring Income Plus ETF

Portfolio of investments—September 30, 2025

	Interest rate	Maturity date	Principal	Value
Argentina(continued)
Provincia de Cordoba144Aøø	6.88%	12-10-2025	$25,001	$25,188
Provincia de Cordoba144Aøø	6.88	2-1-2029	355,000	326,600
				494,651
Benin: 0.18%
Benin144A	7.96	2-13-2038	350,000	358,184
Dominican Republic: 0.40%
Dominican Republic144A	4.50	1-30-2030	160,000	156,536
Dominican Republic144A	4.88	9-23-2032	175,000	167,002
Dominican Republic144A	5.50	2-22-2029	215,000	219,139
Dominican Republic144A	7.05	2-3-2031	260,000	280,163
				822,840
Israel: 0.18%
Israel	5.75	3-12-2054	390,000	368,918
Ivory Coast: 0.10%
Ivory Coast144A	8.25	1-30-2037	200,000	208,572
Mexico: 0.65%
Mexico	5.63	9-22-2035	555,000	552,258
Mexico	6.35	2-9-2035	535,000	564,971
Mexico	3.77	5-24-2061	350,000	220,132
				1,337,361
Panama: 0.11%
Panama	4.50	1-19-2063	320,000	231,818
Peru: 0.34%
Corp. Financiera de Desarrollo SA144A	5.95	4-30-2029	665,000	694,925
Total yankee government bonds (Cost $4,382,564)				4,517,269

		Yield	Shares
Short-term investments: 1.60%
Investment companies: 1.60%
Allspring Government Money Market Fund Select Class♠∞##		4.07	3,273,144	3,273,144
Total short-term investments (Cost $3,273,144)				3,273,144
Total investments in securities (Cost $255,830,774)	127.24%			261,431,356
Other assets and liabilities, net	(27.24)			(55,961,145)
Total net assets	100.00%			$205,470,211

The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 17

Portfolio of investments—September 30, 2025

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$275,203,844	$(271,930,700)	$0	$0	$3,273,144	3,273,144	$354,939
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	4,201,900	COP	16,587,000,000	Morgan Stanley, Inc.	12-30-2025	$22,071	$0
JPY	309,000,000	USD	2,128,051	Morgan Stanley, Inc.	12-30-2025	0	(19,761)
USD	2,108,236	JPY	309,000,000	Morgan Stanley, Inc.	12-30-2025	0	(54)
USD	4,082,784	AUD	6,111,000	Morgan Stanley, Inc.	12-31-2025	35,028	0
AUD	2,911,000	USD	1,936,004	Morgan Stanley, Inc.	12-31-2025	0	(7,839)
USD	3,885,060	BRL	21,085,000	Morgan Stanley, Inc.	12-31-2025	6,364	0
USD	2,051,305	CZK	42,680,000	Morgan Stanley, Inc.	12-31-2025	0	(11,913)
EUR	260,000	USD	306,474	Morgan Stanley, Inc.	12-31-2025	357	0
USD	30,781,062	EUR	25,905,000	Morgan Stanley, Inc.	12-31-2025	209,987	0
EUR	150,000	USD	178,830	Morgan Stanley, Inc.	12-31-2025	0	(1,811)
USD	564,339	GBP	420,000	Morgan Stanley, Inc.	12-31-2025	0	(545)
USD	8,343,666	GBP	6,111,000	Morgan Stanley, Inc.	12-31-2025	124,603	0
The accompanying notes are an integral part of these financial statements.
18 | Allspring Income Plus ETF

Portfolio of investments—September 30, 2025

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,283,418	GBP	950,000	Morgan Stanley, Inc.	12-31-2025	$5,704	$0
USD	148,593	GBP	110,000	Morgan Stanley, Inc.	12-31-2025	647	0
USD	1,507,960	ZAR	26,400,000	Morgan Stanley, Inc.	12-31-2025	0	(10,827)
						$404,761	$(52,750)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	74	12-31-2025	$15,412,342	$15,421,484	$9,142	$0
Short
10-Year Euro BUND Index	(54)	12-8-2025	(8,120,655)	(8,151,175)	0	(30,520)
5-Year Euro-BOBL Futures	(63)	12-8-2025	(8,719,653)	(8,713,839)	5,814	0
Ultra 10-Year U.S. Treasury Notes	(88)	12-19-2025	(10,033,314)	(10,126,875)	0	(93,561)
Ultra Long Term U.S. Treasury Bond	(8)	12-19-2025	(930,764)	(960,500)	0	(29,736)
5-Year U.S. Treasury Notes	(221)	12-31-2025	(24,242,929)	(24,132,164)	110,765	0
					$125,721	$(153,817)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX Emerging Markets Index S42	5.00%	Quarterly	6-20-2029	USD	225,000	$18,637	$6,504	$12,133	$0
Markit CDX North American High Yield Series 43	5.00	Quarterly	12-20-2029	USD	1,720,000	132,236	117,924	14,312	0
Markit CDX North American High Yield Series 44	5.00	Quarterly	6-20-2030	USD	1,915,000	152,751	132,390	20,361	0
								$46,806	$0
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 19

Statement of assets and liabilities—September 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $252,557,630)	$258,158,212
Investments in affiliated securities, at value (cost $3,273,144)	3,273,144
Cash	2,512
Cash at broker segregated for futures contracts	829,000
Segregated cash for forward foreign currency contracts	960,000
Segregated cash for swap contracts	260,992
Segregated cash for when-issued securities	30,000
Foreign currency, at value (cost $2,066,475)	2,066,473
Receivable for interest	2,494,581
Unrealized gains on forward foreign currency contracts	404,761
Receivable for daily variation margin on open futures contracts	19,996
Receivable for investments sold	12,606
Total assets	268,512,277
Liabilities
Payable for when-issued transactions	60,851,040
Payable for investments purchased	2,064,046
Management fee payable	59,553
Unrealized losses on forward foreign currency contracts	52,750
Payable for daily variation margin on open futures contracts	10,112
Payable for daily variation margin on centrally cleared swap contracts	3,906
Contingent tax liability	605
Accrued expenses and other liabilities	54
Total liabilities	63,042,066
Total net assets	$205,470,211
Net assets consist of
Paid-in capital	$202,327,119
Total distributable earnings	3,143,092
Total net assets	$205,470,211
Net asset value per share
Based on $205,470,211 divided by 8,100,000 shares issued and outstanding (unlimited number of shares authorized)	$25.37
The accompanying notes are an integral part of these financial statements.
20 | Allspring Income Plus ETF

Statement of operations—year ended September 30, 20251
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $26,708)	$7,828,114
Income from affiliated securities	354,939
Dividends	132,130
Total investment income	8,315,183
Expenses
Management fee	513,638
Interest expense	252
Total expenses	513,890
Net investment income	7,801,293
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $10,793)	1,340,080
Unaffiliated in-kind redemptions	1,391,989
Foreign currency and foreign currency translations	(142,091)
Forward foreign currency contracts	(5,428,977)
Futures contracts	(37,123)
Swap contracts	73,546
Net realized losses on investments	(2,802,576)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $605)	5,599,977
Foreign currency and foreign currency translations	5,870
Forward foreign currency contracts	352,011
Futures contracts	(28,096)
Swap contracts	46,806
Net change in unrealized gains (losses) on investments	5,976,568
Net realized and unrealized gains (losses) on investments	3,173,992
Net increase in net assets resulting from operations	$10,975,285
1 For the period from December 4, 2024 (commencement of operations) to September 30, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 21

Statement of changes in net assets
Statement of changes in net assets
	Year ended September 30, 2025[1]
Operations
Net investment income		$7,801,293
Net realized losses on investments		(2,802,576)
Net change in unrealized gains (losses) on investments		5,976,568
Net increase in net assets resulting from operations		10,975,285
Distributions to shareholders from
Net investment income and net realized gains		(6,532,378)
Capital share transactions	Shares
Proceeds from shares sold	11,900,001	295,957,424
Payment for shares redeemed	(3,800,001)	(94,930,120)
Net increase in net assets resulting from capital share transactions		201,027,304
Total increase in net assets		205,470,211
Net assets
Beginning of period		0
End of period		$205,470,211
1 For the period from December 4, 2024 (commencement of operations) to September 30, 2025
The accompanying notes are an integral part of these financial statements.
22 | Allspring Income Plus ETF

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Year ended September 30
2025[1]
Net asset value, beginning of period	$25.00
Net investment income	1.09 [2]
Net realized and unrealized gains (losses) on investments	0.19
Total from investment operations	1.28
Distributions to shareholders from
Net investment income	(0.91)
Net asset value, end of period	$25.37
Total return[3]	5.25%
Ratios to average net assets (annualized)
Expenses	0.35%
Net investment income	5.30%
Supplemental data
Portfolio turnover rate[4]	375%
Net assets, end of period (000s omitted)	$205,470

[1]	For the period from December 4, 2024 (commencement of operations) to September 30, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 23

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).  As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Income Plus ETF (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
24 | Allspring Income Plus ETF

Notes to financial statements
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
Allspring Income Plus ETF | 25

Notes to financial statements
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2024, the year the Fund commenced operations.
26 | Allspring Income Plus ETF

Notes to financial statements
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of September 30, 2025, the aggregate cost of all investments for federal income tax purposes was $260,055,042 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,628,608
Gross unrealized losses	(624,755)
Net unrealized gains	$2,003,853
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions in-kind. At September 30, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$1,299,815	$(1,299,815)
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Income Plus ETF | 27

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$73,176,797	$0	$73,176,797
Asset-backed securities	0	12,084,596	0	12,084,596
Corporate bonds and notes	0	49,122,884	0	49,122,884
Foreign corporate bonds and notes	0	23,477,751	0	23,477,751
Foreign government bonds	0	27,578,092	0	27,578,092
Investment companies	987,070	0	0	987,070
Loans	0	1,693,355	0	1,693,355
Non-agency mortgage-backed securities	0	7,979,790	0	7,979,790
U.S. Treasury securities	36,884,726	0	0	36,884,726
Yankee corporate bonds and notes	0	20,655,882	0	20,655,882
Yankee government bonds	0	4,517,269	0	4,517,269
Short-term investments
Investment companies	3,273,144	0	0	3,273,144
	41,144,940	220,286,416	0	261,431,356
Forward foreign currency contracts	0	404,761	0	404,761
Futures contracts	125,721	0	0	125,721
Swap contracts	0	46,806	0	46,806
Total assets	$41,270,661	$220,737,983	$0	$262,008,644
Liabilities
Forward foreign currency contracts	$0	$52,750	$0	$52,750
Futures contracts	153,817	0	0	153,817
Total liabilities	$153,817	$52,750	$0	$206,567
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.35% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the period from December 4, 2024 (commencement of operations) to September 30, 2025, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
28 | Allspring Income Plus ETF

Notes to financial statements
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the period from December 4, 2024 (commencement of operations) to September 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period from December 4, 2024 (commencement of operations) to September 30, 2025 were as follows:
Purchases at cost			Sales Proceeds
U.S. government	Non-U.S. government	IN-KIND	U.S. government	Non-U.S. government	IN-KIND
$861,969,202	$303,965,540	$7,370,719	$719,218,002	$144,073,351	$61,294,422
6.
DERIVATIVE TRANSACTIONS
During the period from December 4, 2024 (commencement of operations) to September 30, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio and forward foreign currency contracts for economic hedging purposes and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the period from December 4, 2024 (commencement of operations) to September 30, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$3,225,920
Average contract amounts to sell	38,638,444
Futures contracts
Average notional balance on long futures	$11,756,363
Average notional balance on short futures	26,666,854
Swap contracts
Average notional balance	$2,864,361
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the  financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2025 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
Allspring Income Plus ETF | 29

Notes to financial statements
	Interest rate risk	Credit risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$404,761	$404,761
Futures contracts	125,721 *	0	0	125,721
Swap contracts	0	46,806 *	0	46,806
	$125,721	$46,806	$404,761	$577,288
Liability derivatives
Forward foreign currency contracts	$0	$0	$52,750	$52,750
Futures contracts	153,817 *	0	0	153,817
	$153,817	$0	$52,750	$206,567

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of September 30, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the period from December 4, 2024 (commencement of operations) to September 30, 2025 was as follows:
	INTEREST RATE RISK	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(5,428,977)	$(5,428,977)
Futures contracts	(37,123)	0	0	(37,123)
Swap contracts	0	73,546	0	73,546
	$(37,123)	$73,546	$(5,428,977)	$(5,392,554)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$352,011	$352,011
Futures contracts	(28,096)	0	0	(28,096)
Swap contracts	0	46,806	0	46,806
	$(28,096)	$46,806	$352,011	$370,721
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley, Inc.	$404,761	$(52,750)	$0	$352,011

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley, Inc.	$52,750	$(52,750)	$0	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
30 | Allspring Income Plus ETF

Notes to financial statements
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the period from December 4, 2024 (commencement of operations) to September 30, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid for the period from December 4, 2024 (commencement of operations) to September 30, 2025 was $6,532,378 of ordinary income.
As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains
$1,133,974	$2,003,853
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
Allspring Income Plus ETF | 31

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Income Plus ETF (the Fund), one of the funds constituting Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of September 30, 2025, the related statements of operations and changes in net assets for the period from December 4, 2024 (commencement of operations) to September 30, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 4, 2024 to September 30, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
November 20, 2025
32 | Allspring Income Plus ETF

Other information (unaudited)
Other information
Tax information
For the fiscal year ended September 30, 2025, $3,905,709 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 852 of the Internal Revenue Code, 0% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended September 30, 2025.
For the fiscal year ended September 30, 2025, 12% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 93% of ordinary income dividends qualify as interest dividends for the fiscal year ended September 30, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Income Plus ETF | 33

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not Applicable

34 | Allspring Income Plus ETF

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRAINP 09-25

Allspring SMID Core ETF (ASCE)
Long Form Financial Statements
Annual Report
September 30, 2025

Allspring SMID Core ETF | 1

Portfolio of investments—September 30, 2025
Portfolio of investments

	Shares	Value
Common stocks: 99.61%
Communication services: 3.03%
Interactive media & services: 1.90%
EverQuote, Inc. Class A†	19,362	$442,809
Media: 1.13%
AMC Networks, Inc. Class A†	31,836	262,329
Consumer discretionary: 13.14%
Hotels, restaurants & leisure: 3.44%
Brinker International, Inc.†	2,914	369,146
Norwegian Cruise Line Holdings Ltd.†	17,472	430,335
		799,481
Household durables: 3.83%
PulteGroup, Inc.	3,296	435,500
SharkNinja, Inc.†	4,410	454,892
		890,392
Specialty retail: 3.67%
Abercrombie & Fitch Co. Class A†	4,032	344,938
Urban Outfitters, Inc.†	7,101	507,224
		852,162
Textiles, apparel & luxury goods: 2.20%
Kontoor Brands, Inc.	6,426	512,602
Consumer staples: 2.03%
Personal care products: 2.03%
e.l.f. Beauty, Inc.†	3,570	472,954
Energy: 4.14%
Oil, gas & consumable fuels: 4.14%
Chord Energy Corp.	2,100	208,677
Northern Oil & Gas, Inc.	10,626	263,525
Teekay Corp. Ltd.	59,841	489,499
		961,701
Financials: 19.11%
Banks: 7.82%
Axos Financial, Inc.†	5,487	464,474
Bank OZK	9,114	464,632
Customers Bancorp, Inc.†	7,686	502,434
Pathward Financial, Inc.	5,208	385,444
		1,816,984
Capital markets: 7.02%
Acadian Asset Management, Inc.	12,642	608,839
The accompanying notes are an integral part of these financial statements.
2 | Allspring SMID Core ETF

Portfolio of investments—September 30, 2025

	Shares	Value
Capital markets(continued)
StoneX Group, Inc.†	5,645	$569,693
Virtu Financial, Inc. Class A	12,810	454,755
		1,633,287
Consumer finance: 2.01%
OneMain Holdings, Inc.	8,274	467,150
Insurance: 2.26%
HCI Group, Inc.	2,743	526,464
Health care: 15.22%
Biotechnology: 6.47%
ACADIA Pharmaceuticals, Inc.†	20,118	429,318
Exelixis, Inc.†	14,070	581,091
United Therapeutics Corp.†	1,177	493,410
		1,503,819
Health care equipment & supplies: 1.08%
Lantheus Holdings, Inc.†	4,914	252,039
Health care providers & services: 3.50%
Molina Healthcare, Inc.†	1,470	281,299
Tenet Healthcare Corp.†	2,624	532,777
		814,076
Pharmaceuticals: 4.17%
Amneal Pharmaceuticals, Inc.†	48,637	486,856
Corcept Therapeutics, Inc.†	5,796	481,706
		968,562
Industrials: 21.89%
Construction & engineering: 2.72%
EMCOR Group, Inc.	973	632,003
Electrical equipment: 4.75%
Array Technologies, Inc.†	52,167	425,161
Powell Industries, Inc.	2,226	678,507
		1,103,668
Machinery: 2.84%
Blue Bird Corp.†	11,466	659,868
Passenger airlines: 1.80%
SkyWest, Inc.†	4,158	418,378
Professional services: 7.44%
Concentrix Corp.	8,694	401,228
ExlService Holdings, Inc.†	9,450	416,084
The accompanying notes are an integral part of these financial statements.
Allspring SMID Core ETF | 3

Portfolio of investments—September 30, 2025

	Shares	Value
Professional services(continued)
Science Applications International Corp.	4,116	$409,007
Willdan Group, Inc.†	5,212	503,948
		1,730,267
Trading companies & distributors: 2.34%
Applied Industrial Technologies, Inc.	2,086	544,550
Information technology: 10.57%
Electronic equipment, instruments & components: 2.70%
Fabrinet†	1,722	627,876
IT services: 1.71%
DigitalOcean Holdings, Inc.†	11,634	397,417
Semiconductors & semiconductor equipment: 4.15%
Credo Technology Group Holding Ltd.†	4,394	639,810
Onto Innovation, Inc.†	2,520	325,635
		965,445
Software: 2.01%
Dynatrace, Inc.†	9,631	466,622
Materials: 2.19%
Metals & mining: 2.19%
Carpenter Technology Corp.	2,073	509,004
Real estate: 6.11%
Health care REITs: 2.03%
CareTrust REIT, Inc.	13,608	471,925
Hotel & resort REITs: 1.89%
Xenia Hotels & Resorts, Inc.	31,996	438,985
Specialized REITs: 2.19%
EPR Properties	8,785	509,618
Utilities: 2.18%
Gas utilities: 2.18%
National Fuel Gas Co.	5,502	508,220
Total common stocks (Cost $22,670,298)		23,160,657
The accompanying notes are an integral part of these financial statements.
4 | Allspring SMID Core ETF

Portfolio of investments—September 30, 2025

		Yield	Shares	Value
Short-term investments: 0.33%
Investment companies: 0.33%
Allspring Government Money Market Fund Select Class♠∞		4.07%	76,131	$76,131
Total short-term investments (Cost $76,131)				76,131
Total investments in securities (Cost $22,746,429)	99.94%			23,236,788
Other assets and liabilities, net	0.06			13,682
Total net assets	100.00%			$23,250,470

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$1,422,866	$(1,346,735)	$0	$0	$76,131	76,131	$812
The accompanying notes are an integral part of these financial statements.
Allspring SMID Core ETF | 5

Statement of assets and liabilities—September 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $22,670,298)	$23,160,657
Investments in affiliated securities, at value (cost $76,131)	76,131
Cash	53
Receivable for dividends	20,916
Total assets	23,257,757
Liabilities
Management fee payable	7,287
Total liabilities	7,287
Total net assets	$23,250,470
Net assets consist of
Paid-in capital	$22,805,158
Total distributable earnings	445,312
Total net assets	$23,250,470
Net asset value per share
Based on $23,250,470 divided by 882,000 shares issued and outstanding (unlimited number of shares authorized)	$26.36
The accompanying notes are an integral part of these financial statements.
6 | Allspring SMID Core ETF

Statement of operations—year ended September 30, 20251
Statement of operations
Investment income
Dividends	$40,040
Income from affiliated securities	812
Interest	53
Total investment income	40,905
Expenses
Management fee	14,298
Total expenses	14,298
Net investment income	26,607
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(71,654)
Unaffiliated in-kind redemptions	596,903
Net realized gains on investments	525,249
Net change in unrealized gains (losses) on investments	490,359
Net realized and unrealized gains (losses) on investments	1,015,608
Net increase in net assets resulting from operations	$1,042,215
1 For the period from July 7, 2025 (commencement of operations) to September 30, 2025
The accompanying notes are an integral part of these financial statements.
Allspring SMID Core ETF | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended September 30, 2025[1]
Operations
Net investment income		$26,607
Net realized gains on investments		525,249
Net change in unrealized gains (losses) on investments		490,359
Net increase in net assets resulting from operations		1,042,215
Capital share transactions	Shares
Proceeds from shares sold	1,050,001	26,718,843
Payment for shares redeemed	(168,001)	(4,510,588)
Net increase in net assets resulting from capital share transactions		22,208,255
Total increase in net assets		23,250,470
Net assets
Beginning of period		0
End of period		$23,250,470
1 For the period from July 7, 2025 (commencement of operations) to September 30, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring SMID Core ETF

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Year ended September 30
2025[1]
Net asset value, beginning of period	$24.68
Net investment income	0.04 [2]
Net realized and unrealized gains (losses) on investments	1.64
Total from investment operations	1.68
Net asset value, end of period	$26.36
Total return[3]	6.81%
Ratios to average net assets (annualized)
Expenses	0.38%
Net investment income	0.71%
Supplemental data
Portfolio turnover rate[4]	7%
Net assets, end of period (000s omitted)	$23,250

[1]	For the period from July 7, 2025 (commencement of operations) to September 30, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.

Allspring SMID Core ETF | 9

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring SMID Core ETF (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2025, the year the Fund commenced operations.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
10 | Allspring SMID Core ETF

Notes to financial statements
As of September 30, 2025, the aggregate cost of all investments for federal income tax purposes was $22,746,429 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,431,498
Gross unrealized losses	(941,139)
Net unrealized gains	$490,359
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions in-kind. At September 30, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$596,903	$(596,903)
As of September 30, 2025, the Fund had capital loss carryforwards which consist of $71,654 in short-term capital losses.
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring SMID Core ETF | 11

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$705,138	$0	$0	$705,138
Consumer discretionary	3,054,637	0	0	3,054,637
Consumer staples	472,954	0	0	472,954
Energy	961,701	0	0	961,701
Financials	4,443,885	0	0	4,443,885
Health care	3,538,496	0	0	3,538,496
Industrials	5,088,734	0	0	5,088,734
Information technology	2,457,360	0	0	2,457,360
Materials	509,004	0	0	509,004
Real estate	1,420,528	0	0	1,420,528
Utilities	508,220	0	0	508,220
Short-term investments
Investment companies	76,131	0	0	76,131
Total assets	$23,236,788	$0	$0	$23,236,788
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.38% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the period from July 7, 2025 (commencement of operations) to September 30, 2025, the management fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the period from July 7, 2025 (commencement of operations) to September 30, 2025.
12 | Allspring SMID Core ETF

Notes to financial statements
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period from July 7, 2025 (commencement of operations) to September 30, 2025 were as follows:
Purchases at cost		Sales Proceeds
Non-U.S. government	IN-KIND	Non-U.S. government	IN-KIND
$2,900,616	$24,963,100	$1,321,032	$4,397,635
6.
DISTRIBUTIONS TO SHAREHOLDERS
For the period from July 7, 2025 (commencement of operations) to September 30, 2025, the Fund did not have any distributions paid to shareholders.
As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$26,607	$490,359	$(71,654)
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
Allspring SMID Core ETF | 13

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring SMID Core ETF (the Fund), one of the funds constituting Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of September 30, 2025, the related statements of operations and changes in net assets for the period from July 7, 2025 (commencement of operations) to September 30,2025, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations, the changes in its net assets, and the financial highlights for the period from July 7, 2025 to September 30, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and transfer agent. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
November 20, 2025
14 | Allspring SMID Core ETF

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring SMID Core ETF | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

16 | Allspring SMID Core ETF

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRASCE 09-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Exchange-Traded Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: November 20, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: November 20, 2025